Operating Leases - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Maturities of lease liabilities
2023	$ 435
2024	326
Total undiscounted lease payments	761
Less: imputed interest	(27)
Total lease liabilities	$ 734